Patents	12 Months Ended
Dec. 31, 2012
Notes
Patents

4 - Patents

The Company has filed for domestic and international patent protection on its technology. In the United States, one patent has been issued and four are pending. Internationally, no patents have been issued. The legal life of the Company’s patents on the books is 18 years, amortized monthly.

Patents, at cost, consist of the following:

December 31,
	2012	2012
Patents	$ 215,070	$ 141,463
Accumulated amortization	-	-
Patents, net of amortization	$ 215,070	$ 141,463